SHARE CAPITAL AND SHARE OPTIONS - Share Capital (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Sep. 30, 2014	Nov. 30, 2007	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share capital:
Common stock, value, authorized				$ 150,000,000	$ 100,000,000
Common stock, value, issued				93,415,000	80,580,000
Common stock, shares authorized (in shares)				150,000,000	150,000,000
Common shares, par value (in dollars per share)				$ 1	$ 1
Common shares, shares issued (in shares)				93,414,672	80,579,295
Common shares, shares outstanding (in shares)				93,414,672	80,579,295
Shares issued upon exercise of share options				185,000	76,000	267,000
Net proceeds for shares issued	$ 660,947,000	$ 0		$ 660,947,000	$ 0	$ 0
Authorized amount of share repurchase program (in shares)			1,000,000
Remaining amount in share repurchase program (in shares)				300,000
Common Stock
Share capital:
Common shares, par value (in dollars per share)	$ 1.00
Shares issued upon exercise of share options				200,000	100,000
Shares issued in offering (in shares)	12,650,000	32,000,000
Common Stock | Underwriter's Option
Share capital:
Shares issued in offering (in shares)	1,650,000	4,173,913